Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Purchase obligations
	Within 1 year	Within 2 years	Total
Drillships shipbuilding contracts	$ 1,179,776	$ 387,100	$ 1,566,876
Total obligations	$ 1,179,776	$ 387,100	$ 1,566,876